Schedule of Company’s Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Warrant liabilities	$ 52	$ 2,934		$ 949
Total liabilities	52	18,782		12,870
Convertible promissory notes		5,739		4,248
SAFE liabilities		10,109		7,673
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrant liabilities
Total liabilities
Convertible promissory notes
SAFE liabilities
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrant liabilities
Total liabilities
Convertible promissory notes
SAFE liabilities
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrant liabilities	52	2,934		949
Total liabilities	52	18,782		12,870
Convertible promissory notes		5,739	$ 4,457	4,248	$ 4,819
SAFE liabilities		$ 10,109		$ 7,673